Equipment, Net (Narrative) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019
Equipment, Net [Abstract]
Loss on sale of equipment	$ (9,594)	$ (9,594)